5. Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2014
Net Income Per Ordinary Share Tables
Basic and diluted number of shares
	2014	2013	2012
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,069,223	2,069,223	2,070,685
Effect of dilutive potential ordinary shares:	-	-	5,630
Stock options

Weighted average number of ordinary shares for the purposes of diluted net income per share	2,069,223	2,069,223	2,076,315